Cover	Jun. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2021
Entity File Number	001-15839
Entity Registrant Name	ACTIVISION BLIZZARD, INC.
Entity Central Index Key	0000718877
Entity Tax Identification Number	95-4803544
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3100 Ocean Park Boulevard
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	255-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.000001 per share
Trading Symbol	ATVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false